NATURE OF ORGANIZATION, LIQUIDITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				3 Months Ended		12 Months Ended
	May 09, 2025 USD ($) $ / shares shares	Aug. 29, 2024 USD ($) shares	Aug. 28, 2024 shares	Mar. 31, 2025 USD ($) Segment $ / shares shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) Segment $ / shares shares	Dec. 31, 2023 USD ($) Segment $ / shares shares	May 12, 2025 USD ($)	Mar. 20, 2025 $ / shares	Aug. 27, 2024 shares	Aug. 29, 2022 $ / shares shares	Jun. 07, 2022 $ / shares shares
Property, Plant and Equipment [Line Items]
Net loss				$ 3,965,017	$ 1,143,860	$ 7,428,461	$ 6,314,649
Operating activities				941,751	568,016	4,095,434	2,003,878
Accumulated deficit				18,215,768		14,250,751	6,822,290
Working capital deficit				613,628		1,856,203
Cash				912,219		$ 1,970,719	703,368
Number of shares issued | shares						500,000
Exercise of warrants received						$ 878,708
Cash equivalents						$ 0	0
Performance obligation, percentage						80.00%
Performance obligation, description						The remaining 20% of the contract price shall be authorized and received after 1) post-shipment inspection is performed, functionality testing is performed, and approval of the testing is granted. The 20% is triggered after testing and training. Local training with the contracted items consists of 1) use and care training, 2) engineering, repair, & maintenance, and 3) inventory management. Historically, the remaining 20% has not been collected. Although the Company believes this 20% will ultimately be collected, due to the historical non-payment of this 20%, the Company will not record such revenue until such time as collection is probable and all training and inspections are completed (See Note 11 – Commitments regarding this revenue stream)
Commission expense						$ 0	30,561
Accrued commission						0	70,555
Customer advances payments				26,742		83,768	84,670
Advertising cost				$ 61,876	13,645	197,572	9,602
Uncertain tax positions						0	0
Uncertain tax positions, penalties and interest expense						$ 0	$ 0
Preferred stock, shares authorized | shares				10,000,000		10,000,000	10,000,000
Number of reportable segments | Segment				3		3	3
Working capital				$ 613,628
Payable				$ 146,000		$ 146,000	$ 146,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares						$ 1.00
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Cash FDIC uninsured amount				$ 250,000		$ 250,000
Cash, insured amount				0		0	$ 338,739
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Cash								$ 1,491,290
Working capital								1,698,910
Payable								$ 382,331
Warrants term	3 years								5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 4.70
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 2.25
Preferred Stock, Par or Stated Value Per Share | $ / shares	1,100
Common Stock [Member]
Property, Plant and Equipment [Line Items]
Net loss
Common Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 2.93
Series A Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, shares authorized | shares				3,000,000		3,000,000	3,000,000					3,000,000
Preferred stock converted | shares			3,000,000
Preferred stock, shares issued | shares				0	1,500,000	0	3,000,000					3,000,000
Preferred stock, shares outstanding | shares				0	1,500,000	0	3,000,000
Convertible Preferred Stock, Shares Issued upon Conversion | shares			1,500,000
Preferred Stock, Par or Stated Value Per Share | $ / shares												$ 0.0001
Series A Preferred Stock [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common shares issued upon conversion | shares			1,500,000
Series B Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, shares authorized | shares				3,275,000		3,275,000	3,275,000				3,275,000
Preferred stock converted | shares			3,275,000
Preferred stock, shares issued | shares				0	1,310,000	0	3,275,000			1,310,000	3,275,000
Preferred stock, shares outstanding | shares				0	1,310,000	0	3,275,000
Convertible Preferred Stock, Shares Issued upon Conversion | shares										1,310,000
Preferred Stock, Par or Stated Value Per Share | $ / shares											$ 0.0001
Series B Preferred Stock [Member] | Common Stock [Member]
Property, Plant and Equipment [Line Items]
Common shares issued upon conversion | shares			1,310,000
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Preferred stock, shares authorized | shares	2,000
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 2.25
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	2.93
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 1,100
Series C Convertible Preferred Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Convertible Preferred Stock, Shares Issued upon Conversion | shares	1,050
Preferred Stock, Convertible, Conversion Price | $ / shares	$ 1,000
Proceeds from Issuance of Convertible Preferred Stock	$ 1,050,000.00
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of the assets						5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of the assets						10 years
IPO [Member]
Property, Plant and Equipment [Line Items]
Number of shares issued | shares		1,020,000
Gross proceeds from initial public offering		$ 5,100,000
Net proceeds from initial public offering		4,179,500
Fees and expenses		920,500
Exercise of warrants received		$ 878,078